SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2020
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

14) SHAREHOLDERS’ EQUITY

a) Share Capital

	2020		2019		2018
Authorized: unlimited number of common shares Issued: (thousands)	Shares	Amount	Shares	Amount	Shares	Amount
Balance, beginning of year	221,744	$3,088,094	239,411	$3,337,608	242,129	$3,386,946
Issued for cash:
Purchase of common shares under Normal Course Issuer Bid	(340)	(4,731)	(18,231)	(253,920)	(5,925)	(82,596)
Stock Option Plan	—	—	—	—	668	9,138
Non-cash:
Share-based compensation – settled(1)	1,160	13,824	564	4,406	2,539	23,389
Stock Option Plan – exercised	—	—	—	—	—	731
Cancellation of predecessor shares	(16)	(218)	—	—	—	—
Balance, end of year	222,548	$3,096,969	221,744	$3,088,094	239,411	$3,337,608
(1)	The amount of shares issued on LTI settlement is net of employee withholding taxes in 2020 and 2019.

The Company is authorized to issue an unlimited number of common shares without par value.

For the year ended December 31, 2020, Enerplus declared dividends of $0.12 per weighted average common share totaling $26.7 million (December 31, 2019 - $0.12 per share and $27.7 million, December 31, 2018 – $0.12 per share and $29.3 million).

Enerplus’ Normal Course Issuer Bid (“NCIB”) expired on March 25, 2020. All repurchases were made in accordance with the NCIB at prevailing market prices plus brokerage fees, with consideration allocated to share capital up to the average carrying amount of the shares, and any excess allocated to accumulated deficit.

For the year ended December 31, 2020, the Company repurchased 340,434 common shares under the NCIB at an average price of $7.44 per share, for total consideration of $2.5 million. Of the amount paid, $4.7 million was charged to share capital and $2.2 million was credited to accumulated deficit.

For the year ended December 31, 2019, the Company repurchased 18,231,401 common shares under the NCIB at an average price of $9.80 per share, for total consideration of $178.8 million. Of the amount paid, $253.9 million was charged to share capital and $75.1 million was credited to accumulated deficit.

b) Share-based Compensation

The following table summarizes Enerplus' share-based compensation expense, which is included in General and Administrative expense on the Consolidated Statements of Income/(Loss):

($ thousands)	2020	2019	2018
Cash:
Long-term incentive plans expense	$(1,411)	$689	$133
Non-Cash:
Long-term incentive plans expense	13,014	22,324	25,917
Equity swap (gain)/loss	1,396	308	(210)
Share-based compensation expense	$12,999	$23,321	$25,840

i)  LTI Plans

The following table summarizes the PSU, RSU and DSU activity for the year ended December 31, 2020:

For the year ended December 31, 2020	Cash-settled LTI Plans	Equity-settled LTI Plans		Total
(thousands of units)	DSU	PSU(1)	RSU
Balance, beginning of year	422	2,139	1,531	4,092
Granted	133	1,203	1,142	2,478
Vested	—	(652)	(741)	(1,393)
Forfeited	—	(138)	(107)	(245)
Balance, end of year	555	2,552	1,825	4,932
(1)	Based on underlying awards before any effect of the performance multiplier.

Cash-settled LTI Plans

For the year ended December 31, 2020, the Company recorded a cash share-based compensation recovery of $1.4 million (2019 – expense of $0.7 million; 2018 – expense of $0.1 million).

As of December 31, 2020, a liability of $2.2 million (December 31, 2019 – $3.9 million) with respect to the Director DSU Plan has been recorded to Accounts Payable on the Consolidated Balance Sheets.

Equity-settled LTI Plans

The following table summarizes the cumulative share-based compensation expense recognized to-date which is recorded to Paid-in Capital on the Consolidated Balance Sheets. Unrecognized amounts will be recorded to non-cash share-based compensation expense over the remaining vesting terms.

At December 31, 2020 ($ thousands, except for years)	PSU(1)	RSU	Total
Cumulative recognized share-based compensation expense	$18,564	$13,474	$32,038
Unrecognized share-based compensation expense	7,444	5,497	12,941
Fair value	$26,008	$18,971	$44,979
Weighted-average remaining contractual term (years)	1.8	1.4
(1)	Includes estimated performance multipliers.

The Company directly withholds shares on PSU and RSU settlements for tax-withholding purposes. For the year ended December 31, 2020 cash withholding taxes of $7.2 million were paid (2019 - $5.0 million, 2018 – nil).

ii) Stock Option Plan

At December 31, 2020, all stock options are fully vested and all non-cash share-based compensation expense has been fully recognized. All remaining outstanding stock options expired in March 2020.

The following table summarizes the stock option plan activity for the year ended December 31, 2020:

	Number of Options	Weighted Average
Year ended December 31, 2020	(thousands)	Exercise Price
Options outstanding, beginning of year	2,107	$14.24
Exercised	—	—
Forfeited	(8)	14.85
Expired	(2,099)	14.24
Options outstanding and exercisable, end of year	—	$—

c) Basic and Diluted Net Income/(Loss) Per Share

Net income/(loss) per share has been determined as follows:

(thousands, except per share amounts)	2020	2019	2018
Net income/(loss)	$(923,367)	$(259,720)	$378,279

Weighted average shares outstanding – Basic	222,503	231,334	244,076
Dilutive impact of share-based compensation(1)	—	—	3,185
Weighted average shares outstanding – Diluted	222,503	231,334	247,261
Net income/(loss) per share
Basic	$(4.15)	$(1.12)	$1.55
Diluted	$(4.15)	$(1.12)	$1.53
(1)	For the years ended December 31, 2020 and 2019, the impact of share-based compensation was anti-dilutive as a conversion to shares would not increase the loss per share.